Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Included as Discontinued Operations and Income (Loss) from Discontinued Operations
The following table summarizes the carrying amounts of the assets and liabilities included as discontinued operations in the condensed balance sheet at December 31, 2020 (in thousands):

December 31, 2020
Assets of discontinued operations
Accounts receivable, net	$214
Inventories	1,341
Prepaid expenses and other current assets	158
Property and equipment, net	684
Other long-term assets	78

Total assets of discontinued operations	$2,475

Liabilities of discontinued operations
Accounts payable	$100
Accrued expenses	201
Deferred revenue	2,487

Total liabilities of discontinued operations	$2,788

The following table summarizes the major classes of items constituting income (loss) from discontinued operations in the condensed statements of operations for each of the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net revenues
Product sales	$140	$118	$852	$670
Service and other	349	729	1,748	2,259

Total net revenues	489	847	2,600	2,929

Cost of revenues
Product sales	158	347	1,201	1,127
Service and other	238	504	1,089	1,296

Total cost of revenues	396	851	2,290	2,423

Gross income (loss)	93	(4)	310	506

Operating expenses
Selling, general and administrative	330	236	1,110	958
Research and development	134	21	388	47

Total operating expenses	464	257	1,498	1,005

Operating loss	(371)	(261)	(1,188)	(499)
Interest expense, net	(22)	(3)	(94)	(24)

Loss from discontinued operations	(393)	(264)	(1,282)	(523)
Gain on sale of the Dermatology Business	3,473	—	3,473	—

Income (loss) from discontinued operations	$3,080	$(264)	$2,191	$(523)

The following table summarizes the carrying amounts of the assets and liabilities included as discontinued operations in the balance sheets at December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Assets of discontinued operations
Accounts receivable, net	$214	$563
Inventories	1,341	1,485
Prepaid expenses and other current assets	158	232
Property and equipment, net	684	906
Other long-term assets	78	151

Total assets of discontinued operations	$2,475	$3,337

Liabilities of discontinued operations
Accounts payable	$100	$312
Accrued expenses	201	282
Deferred revenue	2,487	3,261

Total liabilities of discontinued operations	$2,788	$3,855

The following table summarizes the major classes of items constituting income (loss) from discontinued operations in the statements of operations for each of the periods presented (in thousands):

	Years Ended December 31,
	2020	2019
Net revenues
Product sales	$1,154	$2,604
Service and other	2,992	3,320

Total net revenues	4,146	5,924

Cost of revenues
Product sales	1,522	2,483
Service and other	1,789	2,236

Total cost of revenues	3,311	4,719

Gross income (loss)	835	1,205

Operating expenses
Selling, general and administrative	1,440	6,242
Research and development	54	86

Total operating expenses	1,494	6,328

Operating loss	(659)	(5,123)
Interest expense, net	(66)	(179)

Loss from discontinued operations	$(725)	$(5,302)